Stock Option Activity and Related Information (Detail) (USD $) In Millions, except Share data in Thousands, unless otherwise specified	12 Months Ended
	Sep. 29, 2012	Sep. 24, 2011	Sep. 25, 2010
Number of Options
Beginning Balance	11,866	21,725	34,375
Options granted		1	34
Options assumed	41		98
Options cancelled	(25)	(163)	(430)
Options exercised	(5,337)	(9,697)	(12,352)
Ending Balance	6,545	11,866	21,725
Exercisable at end of the period	6,505
Expected to vest after end of the period	40
Weighted-Average Exercise Price
Beginning Balance	$ 108.64	$ 90.46	$ 81.17
Options granted		$ 342.62	$ 202.00
Options assumed	$ 30.86		$ 11.99
Options cancelled	$ 103.22	$ 128.42	$ 136.27
Options exercised	$ 84.85	$ 67.63	$ 62.69
Ending Balance	$ 127.56	$ 108.64	$ 90.46
Exercisable at end of the period	$ 128.03
Expected to vest after end of the period	$ 51.07
Weighted - Average Remaining Contractual Term (in years)
Ending Balance (in years)	1 year 10 months 24 days
Exercisable at end of the period (in years)	1 year 9 months 18 days
Expected to vest after end of the period (in years)	6 years 8 months 12 days
Aggregate Intrinsic Value
Ending Balance	$ 3,531
Exercisable at end of the period	3,507
Expected to vest after end of the period	$ 24